OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement Dated February 20, 2015 to the

Prospectus dated February 1, 2015, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 1, 2015.

IMPORTANT NOTICE REGARDING NEW INVESTMENT SUB-ADVISER

At a meeting held on February 11-12, 2015, the Board of Directors approved the appointment of Harding Loevner LP as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph is added after the fifth paragraph under the heading “Management of the Fund - Portfolio Managers and Sub-Advisers” on page 8:

Harding Loevner LP (“Harding Loevner”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Harding Loevner’s portion of the Fund’s portfolio is managed under an investment team structure by Rusty Johnson, CFA, Craig Shaw, CFA, Pradipta Chakrabortty, Scott Crawshaw and Richard Schmidt, CFA. Messrs. Johnson and Shaw are co-lead portfolio managers and have the ultimate authority and accountability with respect to decisions made by Harding Loevner’s investment team. Messrs. Johnson, Shaw, Chakrabortty, Crawshaw and Schmidt have been the portfolio managers of Harding Loevner’s portion of the Fund since February 13, 2015. Mr. Johnson joined Harding Loevner in 1994. Mr. Shaw joined Harding Loevner in 2001. Mr. Chakrabortty joined Harding Loevner in 2008. Mr. Crawshaw joined Harding Loevner in 2014. Mr. Schmidt joined Harding Loevner in 2011.

•	The following paragraph is added after the seventh paragraph under the section entitled “WHO MANAGES THE FUNDS? - Sub-Advisers” beginning on page 44:

Harding Loevner LP (“Harding Loevner”), located at 400 Crossing Boulevard, Bridgewater, New Jersey 08807, is responsible for the day-to-day management of a portion of the Large Cap Strategies Fund’s portfolio subject to the oversight of the Adviser. Affiliated Managers Group, Inc., a publicly traded company, holds approximately 60% of the equity interests in Harding Loevner. As of December 31, 2014, Harding Loevner’s assets under management totaled approximately $38.3 billion. Harding Loevner’s fee is based on the assets that Harding Loevner is responsible for managing. The fee Harding Loevner receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

•	The following paragraphs are added after the sixth paragraph under the section entitled “WHO MANAGES THE FUNDS? - Sub-Advisers – Portfolio Managers – Large Cap Strategies Fund” beginning on page 45:

Mr. Rusty Johnson, CFA, is a co-lead portfolio manager of Harding Loevner’s portion of the Fund. Mr. Johnson, Portfolio Manager, Analyst and Partner, has worked for Harding Loevner since 1994. Previous to his current positions, Mr. Johnson was in International Equity Sales with

Peregrine Brokerage from 1993 to 1994 and an Institutional Broker with Jardine Fleming/Robert Fleming from 1987 to 1993. Mr. Johnson also worked for Jardine Fleming/Robert Fleming and Chin Tung Futures in various analytic roles. Mr. Johnson received his BA degree in Economics from Washington & Lee University in 1986 and earned his Chartered Financial Analyst designation in 1991.

Mr. Craig Shaw, CFA, is a co-lead portfolio manager of Harding Loevner’s portion of the Fund. Mr. Shaw, Portfolio Manager, Analyst and Partner, has worked for Harding Loevner since 2001. Previous to his current position, Mr. Shaw was a Consultant in the capital markets and accounting areas from 1999 to 2000 and a Security Analyst with ABN AMRO Securities from 1996 to 1997. Mr. Shaw also worked for Barclays de Zoete Wedd, Credit Lyonnais Securities Asia and Parker Drilling Company in various analytic roles. Mr. Shaw received his BA in Business Administration from Concordia College in 1986 and MIM from American Graduate School of International Management (Thunderbird) in 1989. Mr. Shaw earned his Chartered Financial Analyst designation in 2000.

Mr. Pradipta Chakrabortty is a portfolio manager of Harding Loevner’s portion of the Fund. Mr. Chakrabortty, Portfolio Manager, Analyst and Partner, has worked for Harding Loevner since 2008. Previous to his current position, Mr. Chakrabortty worked for Templeton Capital Advisors and Cornerstone Investment Partners in various analytic roles. Mr. Chakrabortty received his BE in Engineering from BIRLA Institute of Technology & Science in 1994, his MBA in Finance and Marketing from XLRI School of Management in 1998, and his MBA from The Wharton School of the University of Pennsylvania in 2008.

Mr. Scott Crawshaw is a portfolio manager of Harding Loevner’s portion of the Fund. Mr. Crawshaw, Portfolio Manager, has worked for Harding Loevner since 2014. Previous to his current position, Mr. Crawshaw was a Senior Portfolio Manager for Russell Investments from 2004 to 2014. Mr. Crawshaw was also a Fund Manager for ISIS Asset Management from 1998 to 2003 and Assistant Investment Consultant for Bacon and Woodrow from 1995 to 1998. Mr. Crawshaw received his BSc in Mathematics from the University of Bristol in 1995.

Mr. Richard Schmidt, CFA, is a portfolio manager of Harding Loevner’s portion of the Fund. Mr. Schmidt, Portfolio Manager and Analyst, has worked with Harding Loevner since 2011. Previous to his current position, Mr. Schmidt was Chief Investment Officer with Oranda Capital Management from 2007 to 2011. Mr. Schmidt also worked for JP Morgan Asset Management, Jardine Fleming Investment Management, Jardine Fleming Securities, BT Brokerage and Winfull, Laing & Cruickshank in various analytic roles. Mr. Schmidt received his BS in Foreign Services from Georgetown University in 1986 and earned his Chartered Financial Analyst designation in 1995.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPLC0215	Old Westbury Funds, Inc.

2

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement Dated February 20, 2015 to the

Statement of Additional Information (“SAI”) dated February 1, 2015

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 1, 2015.

IMPORTANT NOTICE REGARDING NEW INVESTMENT SUB-ADVISER

At a meeting held on February 11-12, 2015, the Board of Directors approved the appointment of Harding Loevner LP (“Harding Loevner”) as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following information is inserted as a separate paragraph after the last paragraph of the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 39:

The Adviser has also retained Harding Loevner LP (“Harding Loevner”) as a sub-adviser to the Large Cap Strategies Fund pursuant to a sub-advisory agreement between the Adviser and Harding Loevner, agreed to and accepted by the Corporation (the “Harding Loevner Sub-Advisory Contract”). Pursuant to the Harding Loevner Sub-Advisory Contract, Harding Loevner will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Fund and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets for a designated portion of the Fund’s assets. Under the Harding Loevner Sub-Advisory Contract, the Adviser pays Harding Loevner from the advisory fees it receives from the Large Cap Strategies Fund. Affiliated Managers Group, Inc., a publicly traded company, holds approximately 60% of the equity interests in Harding Loevner.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS - Additional Portfolio Manager Information”:
o	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 41 is modified by adding the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harding Loevner*
Rusty Johnson, CFA	6	$5,795,660,102	9	$1,288,506,518	3	$2,222,233,837
3

Craig Shaw, CFA	5	$5,262,000,144	8	$1,279,772,394	3	$2,222,233,837
Pradipta Chakrabortty	6	$5,795,660,102	9	$1,288,506,518	3	$2,222,233,837
Scott Crawshaw	5	$5,262,000,144	8	$1,279,772,394	3	$2,222,233,837
Richard Schmidt, CFA	6	$5,795,660,102	9	$1,288,506,518	3	$2,222,233,837

* Information provided as of December 31, 2014.

o	The table under the heading “Other Accounts Managed by Portfolio Managers - Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 43 is modified by adding the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harding Loevner*
Rusty Johnson, CFA	None	None	None	None	None	None
Craig Shaw, CFA	None	None	None	None	None	None
Pradipta Chakrabortty	None	None	None	None	None	None
Scott Crawshaw	None	None	None	None	None	None
Richard Schmidt, CFA	None	None	None	None	None	None

* Information provided as of December 31, 2014.

o	The table under the heading “Ownership of Securities” on page 44 is modified by adding the following:
	Large Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Harding Loevner*
Rusty Johnson, CFA	None	None	None	None	None	None
Craig Shaw, CFA	None	None	None	None	None	None
Pradipta Chakrabortty	None	None	None	None	None	None
Scott Crawshaw	None	None	None	None	None	None
Richard Schmidt, CFA	None	None	None	None	None	None

* Information provided as of December 31, 2014.

4

o	The following information is added at the end of the section entitled “Compensation of Portfolio Managers” beginning on page 45:

Harding Loevner. Regular compensation for employees includes a base salary, a benefits package, an annual performance-based cash bonus, and participation in either direct equity holdings or an equity-linked deferred compensation plan.

Harding Loevner’s compensation committee determines the portfolio managers’ compensation, comprised of a fixed salary (or guaranteed payment, in the case of limited partners) and an annual cash bonus. Salary or guaranteed payment level is determined by taking into account the portfolio manager’s qualifications, experience, length of service and overall level of responsibility within Harding Loevner’s business, including the number, variety and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted deferred equity-linked incentive compensation or given the opportunity to purchase limited partnership interests in Harding Loevner. The amount of annual cash bonus award is based upon an assessment of the portfolio manager’s achievement over the preceding year of agreed upon objectives, including the investment performance of the Portfolio(s) managed by the portfolio manager, as measured against each Portfolio’s respective benchmark index.

All portfolios managed according to a particular strategy (e.g., global equity, international equity, international small companies, emerging markets, frontier emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

Equity Ownership and Long-Term Compensation

Harding Loevner has a policy of offering long-term compensation incentives to employees in the form of direct equity ownership or participation in an equity-linked deferred compensation plan. The firm believes this policy is an effective way to link employee success to the long-term investment success of our clients.

As of December 31, 2014, 20 senior employees were direct equity owners as limited partners. The vesting period for equity ownership is 10 years. Both Mr. Johnson and Mr. Shaw are limited partners of the firm.

Professional employees, including investment professionals who are not limited partners, participate in an equity-linked deferred compensation plan that has a 5-year vesting period for each year’s contribution. The degree of participation in the plan is determined according to length of tenure and contributions to the success of the firm and its clients.

5

o	The following information is added at the end of the section entitled “Potential Conflicts of Interests” beginning on page 48:

Harding Loevner. To limit potential conflicts of interest, Harding Loevner limits its business solely to providing investment-advisory services. Harding Loevner’s Code of Ethics includes a number of provisions designed to limit the potential for any conflicts of interest. The Code applies to all employees and specifies how clients’ interests always have priority over those of the firm and its employees. The Code also requires that employee conduct always be based upon fundamental principles of openness, integrity, honesty and trust. On an annual basis, employees must certify that they conform to the Code and must complete a Conflicts of Interest Questionnaire. Harding Loevner claims compliance with the CFA Institute’s Asset Manager Code of Professional Conduct. Employees understand in advance what is expected of them, and what they can expect from the firm through individual goal-setting meetings and reviews each year.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

6